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ING USA ANNUITY AND LIFE INSURANCE  COMPANY  (FORMERLY  EQUITABLE LIFE INSURANCE
COMPANY OF IOWA)  SEPARATE  ACCOUNT  EQ OF ING USA  ANNUITY  AND LIFE  INSURANCE
COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 6, 2004

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                               ("ING EQUI-SELECT")

The information in this supplement updates and amends certain information contained in the above-referenced prospectus. You should read and keep this supplement along with the prospectus.

The fund information included under ING Investors Trust in Appendix B, "The Investment Portfolios" is amended to include the following:


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FUND NAME AND

INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE

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ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio's investment objective by investing primarily
    INVESTMENT SUBADVISER: Van Kampen                             in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are
                                                                  securities rated within the four highest grades assigned by
                                                                  Standard & Poor's ("S&P") or by Moody's Investors
                                                                  Service, Inc. ("Moody's")

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ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
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





ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY EQUITABLE LIFE INSURANCE COMPANY OF IOWA) ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
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Equi-Select - 133549                                                   08/06/04